Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for PEO ($) (1) (a)	Compensation Actually Paid to PEO ($) (2) (b)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3) (c)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (d)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4) (e)	Net Loss ($) (5) (f)
2023	2,912,579	5,688,936	1,867,763	3,961,605	17.87	(134,524)

2022	5,312,967	(2,617,361)	2,397,134	(3,033,177)	5.20	(662,034)

2021	3,239,506	(6,685,321)	2,770,172	(3,417,587)	49.33	(117,044)

(1)
Mr. Shaner served as Principal Executive Officer (“PEO”) for fiscal year 2023. Tony Strange served as the PEO for fiscal years 2022 and 2021, and Mr. Strange’s separation from employment with the Company was effective December 31, 2022.

(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
Generally
, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)

	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

2021	PEO	3,239,506	(1,737,760)	-	(8,173,721)	-	(13,346)	-	(6,685,321)
	Non-PEO NEOs	2,770,172	(1,828,259)	804,750	(5,130,812)	-	(33,438)	-	(3,417,587)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023. The non-PEO
NEOs for fiscal years 2021 and 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, and the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2020.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Named Executive Officers, Footnote	The non-PEO NEOs for fiscal years 2021 and 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, and the non-PEO NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake.
PEO Total Compensation Amount	$ 2,912,579	$ 5,312,967	$ 3,239,506
PEO Actually Paid Compensation Amount	$ 5,688,936	(2,617,361)	(6,685,321)
Adjustment To PEO Compensation, Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
Generally
, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)

	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

2021	PEO	3,239,506	(1,737,760)	-	(8,173,721)	-	(13,346)	-	(6,685,321)
	Non-PEO NEOs	2,770,172	(1,828,259)	804,750	(5,130,812)	-	(33,438)	-	(3,417,587)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023. The non-PEO
NEOs for fiscal years 2021 and 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, and the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2020.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Non-PEO NEO Average Total Compensation Amount	$ 1,867,763	2,397,134	2,770,172
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,961,605	(3,033,177)	(3,417,587)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC Rules require certain adjustments be made to the totals set forth in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023 to determine “compensation actually paid” as reported in the Pay Versus Performance Table above. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.
Generally
, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-end Equity Value ($)	Change in Value of Prior Equity Awards ($)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year ($)	Change in Fair Value of Awards Granted in PY that Vested in CY	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2023	PEO	2,912,579	(1,337,057)	2,843,898	1,322,814	-	-	(53,298)	5,688,936
	Non-PEO NEOs	1,867,763	(472,500)	1,924,449	657,900	-	5,668	(21,675)	3,961,605

2022	PEO	5,312,967	(2,834,112)	123,514	(4,235,791)	104,718	(1,088,657)	-	(2,617,361)

	Non-PEO NEOs	2,397,134	(1,470,004)	65,338	(3,431,849)	26,180	(619,976)	-	(3,033,177)

2021	PEO	3,239,506	(1,737,760)	-	(8,173,721)	-	(13,346)	-	(6,685,321)
	Non-PEO NEOs	2,770,172	(1,828,259)	804,750	(5,130,812)	-	(33,438)	-	(3,417,587)

(3)
Average total compensation of the
Non-PEO
NEOs as reported in the Summary Compensation Table of this proxy statement and in the definitive proxy statement on Schedule 14A filed with the SEC on March 31, 2023. The non-PEO
NEOs for fiscal years 2021 and 2022 were Mr. Rodney Windley, Mr. Shaner, Mr. David Afshar and Mr. Drake, and the
non-PEO
NEOs for fiscal year 2023 were Mr. Reisz and Mr. Drake.

(4)	Total shareholder return in the covered fiscal year based on a fixed investment of $100 as of December 31, 2020.

(5)	Net loss as reported in our Annual Reports on Form 10-K.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid to the PEO
and
Average Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was negative in fiscal years 2021 and 2022 and positive in fiscal year 2023, whereas Total Shareholder Return was negative in all the comparable periods.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Loss
Compensation Actually Paid to the PEO and Average Compensation Actually Paid to
Non-PEO
NEOs in the covered fiscal years was negative in fiscal years 2021 and 2022 and positive in fiscal year 2023. The Company reported a net loss in all the comparable periods.

Total Shareholder Return Amount	$ 17.87	5.2	49.33
Net Income (Loss)	$ (134,524,000)	(662,034,000)	(117,044,000)
PEO Name	Mr. Shaner
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,337,057)	(2,834,112)	(1,737,760)
PEO | Year end Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,843,898	123,514	0
PEO | Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,322,814	(4,235,791)	(8,173,721)
PEO | Fair Value at Vesting Date of Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	104,718	0
PEO | Fair Value of Awards Granted in PY that Vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,088,657)	(13,346)
PEO | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,298)	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,500)	(1,470,004)	(1,828,259)
Non-PEO NEO | Year end Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,924,449	65,338	804,750
Non-PEO NEO | Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	657,900	(3,431,849)	(5,130,812)
Non-PEO NEO | Fair Value at Vesting Date of Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	26,180	0
Non-PEO NEO | Fair Value of Awards Granted in PY that Vested in CY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,668	(619,976)	(33,438)
Non-PEO NEO | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,675)	$ 0	$ 0